Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net
Property and equipment consist of the following:

	As of December 31,
	2020	2021
Cost:
Leasehold improvements	45,020	30,045
Office equipment	31,539	25,652
Software	1,651	1,651

Total cost	78,210	57,348
Less: Accumulated depreciation	(40,427)	(42,220)
Less: Impairment loss	(7,709)	(102)

Property and equipment, net	30,074	15,026

Schedule of Depreciation Expense
Depreciation expense recognized for the years ended December 31, 2019, 2020 and 2021 are summarized as follows:

	For the years ended December 31,
	2019	2020	2021
Cost of revenues	4,095	5,189	2,731
Sales and marketing expenses	12,801	11,350	6,233
Research and development	2,729	2,837	1,692
General and administrative expenses	662	1,880	891

Total	20,287	21,256	11,547